DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Sep. 28, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Apr. 25, 2023 USD ($)	Apr. 24, 2023 USD ($)	Apr. 21, 2023 USD ($)	Apr. 21, 2023 CAD ($)	Mar. 20, 2023 CAD ($)	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 224,942,365								$ 110,673,348
Investissement Quebec Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	23,573,074		$ 50,000,000					$ 26,991,772	$ 10,381,986		$ 50,000,000
Government assistance						$ 7,013,566	$ 9,446,572
Investissement Quebec Loan | Government Assistance Receivables
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in intangible assets other than goodwill	$ (5,391,133)
Environmental Protection Agency Fund Availability
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 500,000,000		$ 400,000,000	$ 945,000,000					$ 500,000,000